Accrued Expenses and Other Current Liabilities (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following (in thousands):

	June 30, 2026	December 31, 2025
Compensation and benefits	$2,536	$3,830
External research and development costs	7,722	6,361
Legal and professional fees	5,392	685
Other	2,203	1,415

Total accrued expenses and other current liabilities	$17,853	$12,291

Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31,
	2025	2024
Compensation and benefits	$3,830	$5,560
External research and development costs	6,361	3,959
Legal and professional fees	685	780
Other	1,415	979

Total accrued expenses and other current liabilities	$12,291	$11,278